Leases (Tables)	6 Months Ended
Mar. 31, 2023
Leases
Summary of supplemental balance sheet information related to operating leases
	As of	As of
	March 31,	September 30,
	2023	2022
Right-of-use assets under operating leases	$579,901	$534,351

Operating lease liabilities, current	70,621	46,543
Operating lease liabilities, non-current	523,988	517,156
Total operating lease liabilities	$594,609	$563,699

Summary of maturities of operating lease liabilities
As of
March 31,
2023
For the remaining months of fiscal 2023	$64,221
Fiscal 2024	125,243
Fiscal 2025	105,149
Fiscal 2026	105,149
Fiscal 2027	105,149
Thereafter	351,807
Total Future minimum lease payments	856,718
Less: Imputed interest	(262,109)
Total	$594,609